Putnam VT Small Cap Growth Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value
Aerospace and defense (0.7%)
Leonardo DRS, Inc.(NON)	9,569	$211,379

		211,379
Banks (1.1%)
Bancorp, Inc. (The)(NON)	10,230	342,296

		342,296
Beverages (0.9%)
Celsius Holdings, Inc.(NON)	3,490	289,391

		289,391
Biotechnology (7.3%)
Ascendis Pharma A/S ADR (Denmark)(NON)	1,720	260,012
Cytokinetics, Inc.(NON)	6,520	457,117
Halozyme Therapeutics, Inc.(NON)	4,075	165,771
Insmed, Inc.(NON)	7,395	200,626
Krystal Biotech, Inc.(NON)	945	168,144
Rhythm Pharmaceuticals, Inc.(NON)	3,485	151,005
Vaxcyte, Inc.(NON)	4,335	296,124
Viking Therapeutics, Inc.(NON)	5,905	484,210
Xenon Pharmaceuticals, Inc. (Canada)(NON)	4,470	192,434

		2,375,443
Building products (1.7%)
Simpson Manufacturing Co., Inc.	2,663	546,394

		546,394
Capital markets (1.7%)
Hamilton Lane, Inc. Class A	2,695	303,888
StepStone Group, Inc. Class A	6,585	235,348

		539,236
Commercial services and supplies (2.1%)
Brink's Co. (The)	2,665	246,193
Clean Harbors, Inc.(NON)	2,180	438,856

		685,049
Construction and engineering (4.8%)
Comfort Systems USA, Inc.	2,780	883,234
Dycom Industries, Inc.(NON)	1,510	216,730
EMCOR Group, Inc.	1,315	460,513

		1,560,477
Construction materials (3.4%)
Eagle Materials, Inc.	2,345	637,254
Knife River Corp.(NON)	5,660	458,913

		1,096,167
Diversified consumer services (1.5%)
Duolingo, Inc.(NON)	2,250	496,305

		496,305
Electrical equipment (1.6%)
Atkore, Inc.	2,720	517,779

		517,779
Electronic equipment, instruments, and components (1.1%)
Fabrinet (Thailand)(NON)	260	49,145
Novanta, Inc.(NON)	1,675	292,740

		341,885
Energy equipment and services (3.0%)
ChampionX Corp.	9,295	333,598
Liberty Energy, Inc.(S)	4,941	102,378
Oceaneering International, Inc.(NON)	7,875	184,275
Weatherford International PLC(NON)	3,025	349,146

		969,397
Ground transportation (3.3%)
Saia, Inc.(NON)	950	555,750
TFI International, Inc. (Canada)	3,180	507,091

		1,062,841
Health care equipment and supplies (2.9%)
Axonics, Inc.(NON)	425	29,312
CONMED Corp.	2,050	164,164
InMode, Ltd. (Israel)(NON)	3,569	77,126
Lantheus Holdings, Inc.(NON)	5,425	337,652
Merit Medical Systems, Inc.(NON)	4,550	344,663

		952,917
Health care providers and services (3.8%)
Encompass Health Corp.	7,080	584,666
NeoGenomics, Inc.(NON)	13,195	207,425
Option Care Health, Inc.(NON)	4,480	150,259
Progyny, Inc.(NON)	7,530	287,270

		1,229,620
Health care technology (1.0%)
Evolent Health, Inc. Class A(NON)	9,735	319,211

		319,211
Hotels, restaurants, and leisure (2.7%)
Churchill Downs, Inc.	3,030	374,963
Texas Roadhouse, Inc.	3,280	506,662

		881,625
Household durables (4.4%)
Century Communities, Inc.	3,380	326,170
Installed Building Products, Inc.	2,670	690,809
M/I Homes, Inc.(NON)	3,075	419,092

		1,436,071
Insurance (2.2%)
Kinsale Capital Group, Inc.	1,375	721,518

		721,518
Life sciences tools and services (2.3%)
Medpace Holdings, Inc.(NON)	1,820	735,553

		735,553
Machinery (3.0%)
Federal Signal Corp.	5,840	495,641
RBC Bearings, Inc.(NON)	1,816	490,956

		986,597
Metals and mining (2.7%)
ATI, Inc.(NON)	8,745	447,482
Carpenter Technology Corp.	6,128	437,662

		885,144
Oil, gas, and consumable fuels (1.0%)
Northern Oil and Gas, Inc.	8,115	322,003

		322,003
Personal care products (3.1%)
BellRing Brands, Inc.(NON)	8,255	487,293
e.l.f. Beauty, Inc.(NON)	2,640	517,519

		1,004,812
Pharmaceuticals (1.7%)
Arvinas, Inc.(NON)	3,525	145,512
Axsome Therapeutics, Inc.(NON)	1,900	151,620
Intra-Cellular Therapies, Inc.(NON)	3,750	259,500

		556,632
Professional services (5.3%)
ICF International, Inc.	3,243	488,493
Maximus, Inc.	1,905	159,830
Parsons Corp.(NON)	6,235	517,193
Verra Mobility Corp.(NON)	21,763	543,422

		1,708,938
Real estate management and development (1.1%)
Colliers International Group, Inc. (Canada)	2,900	354,474

		354,474
Semiconductors and semiconductor equipment (7.3%)
Axcelis Technologies, Inc.(NON)	1,340	149,437
Camtek, Ltd. (Israel)(NON)	5,415	453,615
FormFactor, Inc.(NON)	4,865	221,990
Nova, Ltd. (Israel)(NON)(S)	3,290	583,580
Onto Innovation, Inc.(NON)	3,085	558,632
Rambus, Inc.(NON)	6,640	410,418

		2,377,672
Software (12.6%)
Altair Engineering, Inc. Class A(NON)	5,135	442,380
AppFolio, Inc. Class A(NON)	750	185,055
Braze, Inc. Class A(NON)	3,750	166,125
Descartes Systems Group, Inc. (The) (Canada)(NON)	5,955	545,061
Freshworks, Inc. Class A(NON)	7,580	138,032
Intapp, Inc.(NON)	3,619	124,132
Manhattan Associates, Inc.(NON)	2,275	569,273
MicroStrategy, Inc. Class A(NON)(S)	316	538,641
Sprout Social, Inc. Class A(NON)	3,585	214,060
SPS Commerce, Inc.(NON)	1,875	346,688
Tenable Holdings, Inc.(NON)	6,855	338,843
Vertex, Inc. Class A(NON)	14,835	471,160

		4,079,450
Specialty retail (3.5%)
Boot Barn Holdings, Inc.(NON)	3,523	335,213
Five Below, Inc.(NON)	1,633	296,194
Murphy USA, Inc.	1,170	490,464

		1,121,871
Technology hardware, storage, and peripherals (3.5%)
Super Micro Computer, Inc.(NON)(S)	1,130	1,141,334

		1,141,334
Trading companies and distributors (1.3%)
Applied Industrial Technologies, Inc.	2,134	421,566

		421,566

Total common stocks (cost $19,061,668)		$32,271,047

SHORT-TERM INVESTMENTS (7.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	2,113,850	$2,113,850
Putnam Short Term Investment Fund Class P 5.50%(AFF)	154,152	154,152

Total short-term investments (cost $2,268,002)		$2,268,002
TOTAL INVESTMENTS

Total investments (cost $21,329,670)		$34,539,049

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,392,439.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$468,625	$6,489,919	$4,844,694	$19,064	$2,113,850
	Putnam Short Term Investment Fund Class P‡	265,263	1,805,301	1,916,412	2,436	154,152

	Total Short-term investments	$733,888	$8,295,220	$6,761,106	$21,500	$2,268,002
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $2,113,850 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,009,726.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,935,872	$—	$—
Consumer staples	1,294,203	—	—
Energy	1,291,400	—	—
Financials	1,603,050	—	—
Health care	6,169,376	—	—
Industrials	7,701,020	—	—
Information technology	7,940,341	—	—
Materials	1,981,311	—	—
Real estate	354,474	—	—

Total common stocks	32,271,047	—	—
Short-term investments	—	2,268,002	—

Totals by level	$32,271,047	$2,268,002	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com